Allowance For Credit Losses And Credit Quality (Investment In Covered Loans And Non-Covered Loans By Credit Quality Indicator) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	$ 7,405,824	$ 6,053,588
Total loans receivable	1,092,756	1,334,449
Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	6,685,425	5,284,016
Credit risk by payment status, Past due greater than 30 days	62,080	65,410
Discount	6,747,505	5,349,426
Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	286,014
Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	83,986
Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	426,504
Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	9,588
Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	806,092
Discount	(78,198)
Total loans receivable	727,894
Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	183,795	233,305
Credit risk by payment status, Past due greater than 30 days	52,379	94,553
Credit quality indicator by asset risk classification	236,174	327,858
Discount	(49,010)	(72,471)
Covered Loans [Member] | Mortgage [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net		255,387
Total loans receivable	187,164
Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	170,724	199,121
Credit risk by payment status, Past due greater than 30 days	67,585	108,148
Credit quality indicator by asset risk classification	238,309	307,269
Discount	(60,611)	(109,822)
Covered Loans [Member] | Consumer Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	177,698	197,447
Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		415,473
Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		115,710
Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		580,149
Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		27,423
Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		1,138,755
Discount		(257,140)
Total loans receivable		881,615
Mortgage - Prime [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	30,663	4,145
Credit risk by payment status, Past due greater than 30 days	779	369
Total loans receivable	31,442	4,514
Premium (discount)	1,315
Non-covered commercial loans, net	32,757	4,514
Mortgage - Prime [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	185,843	271,534
Credit risk by payment status, Past due greater than 30 days	10,986	7,065
Non-covered commercial loans, net	196,829	278,599
Discount
Non-covered commercial loans, net	196,829	278,599
Mortgage - Prime [Member] | Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	183,795	233,305
Credit risk by payment status, Past due greater than 30 days	52,379	94,553
Credit quality indicator by asset risk classification	236,174	327,858
Mortgage - Subprime [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Total loans receivable
Premium (discount)
Non-covered commercial loans, net
Mortgage - Subprime [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	60,454
Credit risk by payment status, Past due greater than 30 days
Non-covered commercial loans, net	60,454
Discount
Non-covered commercial loans, net	60,454
Mortgage - Subprime [Member] | Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Credit quality indicator by asset risk classification
Indirect Automobile [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	4,698	10,813
Credit risk by payment status, Past due greater than 30 days	321	439
Total loans receivable	5,019	11,252
Premium (discount)		189
Non-covered commercial loans, net	5,019	11,441
Indirect Automobile [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	320,148	248,070
Credit risk by payment status, Past due greater than 30 days	2,818	2,385
Non-covered commercial loans, net	322,966	250,455
Indirect Automobile [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Credit quality indicator by asset risk classification
Credit Card [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Total loans receivable
Premium (discount)
Non-covered commercial loans, net
Credit Card [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	51,117	46,786
Credit risk by payment status, Past due greater than 30 days	605	977
Non-covered commercial loans, net	51,722	47,763
Credit Card [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	841	875
Credit risk by payment status, Past due greater than 30 days	65	94
Credit quality indicator by asset risk classification	906	969
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	25,896	51,510
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,410	9,138
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	5,228	5,441
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	33,534	66,089
Non-covered commercial loans, net	29,566	59,631
Discount	(3,968)	(6,458)
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	269,842	249,669
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	16,767	18,274
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	7,067	8,559
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		170
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	293,676	276,672
Discount
Non-covered commercial loans, net	293,676	276,672
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	46,201
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	9,888
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	97,315
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	607
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	154,011
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		59,936
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		17,336
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		169,726
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		705
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		247,703
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	359,046	360,598
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	28,185	53,503
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	85,420	75,161
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	218
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	472,869	489,262
Non-covered commercial loans, net	415,814	441,454
Discount	(57,055)	(47,808)
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,162,989	1,689,455
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	40,547	62,868
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	47,710	55,236
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	398	5,697
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	2,251,644	1,813,256
Discount
Non-covered commercial loans, net	2,251,644	1,813,256
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	201,261
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	65,498
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	279,171
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	8,530
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	554,460
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		282,974
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		87,409
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		349,155
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		22,636
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		742,174
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	86,201	94,760
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,159	7,870
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	4,808	4,057
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,209
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	95,377	106,687
Non-covered commercial loans, net	83,233	95,316
Discount	(12,144)	(11,371)
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,295,788	1,729,279
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	21,640	46,225
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	49,958	25,477
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	48	199
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	2,367,434	1,801,180
Discount
Non-covered commercial loans, net	2,367,434	1,801,180
Commercial Business [Member] | Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	38,552
Commercial Business [Member] | Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	8,600
Commercial Business [Member] | Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	50,018
Commercial Business [Member] | Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	451
Commercial Business [Member] | Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	97,621
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		72,563
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		10,965
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		61,268
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		4,082
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		148,878
Home Equity [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	73,658	73,822
Credit risk by payment status, Past due greater than 30 days	7,115	6,738
Total loans receivable	80,773	80,560
Discount	(4,498)	(4,839)
Non-covered commercial loans, net	76,275	75,721
Home Equity [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	991,766	741,968
Credit risk by payment status, Past due greater than 30 days	8,872	8,774
Non-covered commercial loans, net	1,000,638	750,742
Discount
Non-covered commercial loans, net	1,000,638	750,742
Home Equity [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	168,728	193,366
Credit risk by payment status, Past due greater than 30 days	65,997	107,520
Credit quality indicator by asset risk classification	234,725	300,886
Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	21,746	16,067
Credit risk by payment status, Past due greater than 30 days	714	1,529
Total loans receivable	22,460	17,596
Discount	(6,805)	(1,511)
Non-covered commercial loans, net	15,655	16,085
Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	201,161	129,640
Credit risk by payment status, Past due greater than 30 days	981	1,119
Non-covered commercial loans, net	202,142	130,759
Discount
Non-covered commercial loans, net	202,142	130,759
Other [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	1,155	4,880
Credit risk by payment status, Past due greater than 30 days	1,523	534
Credit quality indicator by asset risk classification	$ 2,678	$ 5,414